PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 30, 2011 Predecessor [Member]
Prepaid Expense and Other Assets, Current [Line Items]
Vendor rebates receivable	$ 21,456	$ 16,291
Prepaid insurance	2,961	2,198
Prepaid rent	2,168	1,944
Other	6,878	5,852
Prepaid expenses and other current assets	$ 33,463	$ 26,285